Consolidated statements of shareholders equity, comprehensive income (loss) and warrants (Parentheticals)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD
Statement Of Stockholders Equity [Abstract]
Issue price of 2,593,300 shares issued under private placement (in dollars per unit)		$ 1.10
Issuance cost (in dollars)			342,532
Issue price of stock issued under private placement net of issuance cost and warrants issued (in dollars per unit)		$ 1.00
Issuance cost (in dollars)			170,560
Exercise price of warrants, One	$ 0.65	$ 0.65
Exercise price of warrants, Two	$ 1.00	$ 1.00
Exercise price of warrants, Three	$ 1.15
Exercise price of warrants, Four	$ 1.25
Exercise price of warrants, Five	$ 1.50
Exercise price of warrants, Six	$ 1.82
Exercise price of options, One	$ 1.09	$ 1.23
Exercise price of options, Two	$ 1.11	$ 1.43
Exercise price of options, Three	$ 1.23
Exercise price of options, Four	$ 1.32
Exercise price of options, Five	$ 1.34
Exercise price of options, Six	$ 1.54